Fair Value Measurement (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets - $ / shares	9 Months Ended	12 Months Ended
	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Forward Purchase Agreement [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Stock price (in Dollars per share)		$ 1.81
Exercise price (in Dollars per share)		$ 10.46
Expected term (in years)		9 months
Risk-free interest rate		4.90%
Warrant Liability [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Expected term (in years)			9 years 6 months
Expected volatility			62.80%
Risk-free interest rate			3.90%
Expected dividend yield			0.00%
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Stock price (in Dollars per share)	$ 7.02
Exercise price (in Dollars per share)	$ 11.5
Expected term (in years)	10 years
Expected volatility	48.90%